                             WEITZ SERIES FUND, INC.

                     Supplement dated January 5, 1999 to the
             Statement of Additional Information dated July 30, 1998

The fee table included in the first paragraph of the caption " THE ADMINISTRATOR" is amended in its entirety to read as follows:

                          Asset break points
        Greater than           Less than           % of NAV           Minimum
        ------------         -----------           --------         -----------
                   0          25,000,000             0.225%           25,000
          25,000,000         100,000,000             0.200%
         100,000,000         500,000,000             0.175%
         500,000,000                                 0.150%